Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 710,000	$ 626,000
Short-term borrowed funds, weighted average rates at year end	0.22%	0.89%
Short-term borrowed funds, average balance during year	$ 534,000	$ 906,000
Short-term borrowed funds, weighted average rate during year	0.42%	1.62%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	0.75%	3.04%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 710,000	$ 626,000
Short-term borrowed funds, weighted average rates at year end	0.22%	0.89%
Short-term borrowed funds, average balance during year	$ 532,000	$ 904,000
Short-term borrowed funds, weighted average rate during year	0.41%	1.61%
Short-term borrowed funds, maximum month-end balance	$ 710,000	$ 1,486,000